Statements of Shareholders' Equity (Unaudited) - JPY (¥) ¥ in Thousands	Common Stock [Member]	Preferred Stock [Member] Class A Preferred Shares [Member]	Preferred Stock [Member] Class B Preferred Shares [Member]	Preferred Stock [Member] Class C Preferred Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2023	¥ 2,310	¥ 6,189	¥ 25,993	¥ 140,501	¥ 2,243,745	¥ (1,722,747)	¥ 695,991
Balance, shares at Sep. 30, 2023	237,138	120,000	252,000	113,996
Net loss						(317,817)	(317,817)
Balance at Mar. 31, 2024	¥ 2,310	¥ 6,189	¥ 25,993	¥ 140,501	2,243,745	(2,040,564)	378,174
Balance, shares at Mar. 31, 2024	237,138	120,000	252,000	113,996
Balance at Sep. 30, 2024	¥ 100,000				2,457,458	(2,202,668)	354,790
Balance, shares at Sep. 30, 2024	764,462
Net loss						(316,228)	(316,228)
Issuance of common shares for cash, net of offering costs	¥ 386,903				19,599		406,502
Issuance of common shares for cash, net of offering costs, shares	58,333
Share-based compensation					5,024		5,024
Balance at Mar. 31, 2025	¥ 486,903				2,482,081	(2,518,896)	450,088
Balance, shares at Mar. 31, 2025	822,795
Balance at Sep. 30, 2025	¥ 60,000				3,238,928	(2,828,980)	469,948
Balance, shares at Sep. 30, 2025	1,153,806
Issuance of common shares in consideration for services rendered	¥ 597,600				1,727,570		2,325,170
Issuance of common shares in consideration for services rendered, shares	2,999,999
Offsetting of accumulated deficit and additional paid-in capital					(1,376,478)	1,376,478
Net loss						(2,593,043)	¥ (2,593,043)
Issuance of common shares for cash, net of offering costs, shares							6,000
Balance at Mar. 31, 2026	¥ 657,600				¥ 3,590,020	¥ (4,045,545)	¥ 202,075
Balance, shares at Mar. 31, 2026	4,153,805